Filed pursuant to Rule 497(e)
File Nos. 333-17391; 811-07959
Poplar Forest Partners Fund

Class A	PFPFX
Institutional Class	IPFPX
Poplar Forest Cornerstone Fund

Investor Class	IPFCX

(Each a “Fund,” together, the “Funds”)

Supplement dated April 13, 2025 to the
Prospectus and Statement of Additional Information (“SAI”) dated April 13, 2025

Effective June 27, 2025, the mailing address of the Funds will change.

To request Fund documentation, or to purchase, redeem, or exchange shares of the Funds, the following mailing address for the Funds is in effect until June 27, 2025:

Regular Mail:
Poplar Forest Funds
[Name of Poplar Forest Fund]
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Overnight Delivery:
Poplar Forest Funds
[Name of Poplar Forest Fund]
c/o U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 532021

Beginning on June 27, 2025, please send written requests to obtain Fund documentation, or to purchase, redeem, or exchange shares of the Funds to:

Regular Mail:
Poplar Forest Funds
[Name of Poplar Forest Fund]
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
Poplar Forest Funds
[Name of Poplar Forest Fund]
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

Please retain this supplement with your Prospectus and SAI for reference.